Investment Objectives and Goals	Jan. 28, 2026
Brown Advisory Sustainable Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	BROWN ADVISORY SUSTAINABLE VALUE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Sustainable Value ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Brown Advisory Sustainable Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	BROWN ADVISORY SUSTAINABLE GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Sustainable Growth ETF (the “Fund”) seeks to achieve capital appreciation.
Brown Advisory Flexible Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Flexible Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Flexible Equity ETF (the “Fund”) seeks to achieve long-term growth of capital.
Democratic Large Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Democratic Large Cap Core ETFs
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Democratic Large Cap Core ETF (the “Fund”) seeks long-term capital appreciation.
First Foundation Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Foundation Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the First Foundation Fixed Income Fund (the “Fixed Income Fund” or the “Fund”) is to seek maximum income consistent with prudent investment management and the preservation of capital.

First Foundation Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Foundation Total Return Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Foundation Total Return Fund (the “Total Return Fund” or the “Fund”) is to seek maximum total return (total return includes both income and capital appreciation).
MetLife Opportunistic High Yield Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MetLife Opportunistic High Yield Fund (the “Opportunistic High Yield Fund” or the “Fund”) seeks to provide a high level of current income consistent with the preservation of principal.
MetLife Small Company Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MetLife Small Company Equity Fund (the “Small Company Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.
NICHOLAS PARTNERS SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Nicholas Partners Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Partners Small Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.
Rayliant Wilshire NxtGen US Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant Wilshire NxtGen US Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Rayliant Wilshire NxtGen US Large Cap Equity ETF (the “US Large Cap Equity ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the FT Wilshire US Large NxtGen Index (the “Index”).

Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Rayliant Wilshire NxtGen Emerging Markets Equity ETF (the “Emerging Markets Equity ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the FT Wilshire Emerging Large NxtGen Index (the “Index”).

Rayliant SMDAM Japan Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant SMDAM Japan Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Rayliant SMDAM Japan Equity ETF (“SMDAM Japan Equity ETF” or the “Fund”) seeks long-term capital appreciation.
Redwheel Global Emerging Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Redwheel Global Emerging Equity Fund (the “Global Emerging Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Redwheel Next Generation Power Infrastructure Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Redwheel Next Generation Power Infrastructure Fund (the “Next Generation Power Infrastructure Fund” or the “Fund”) seeks long-term total return derived principally from a combination of capital appreciation and income over time.

SouthernSun Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SouthernSun Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SouthernSun Small Cap Fund (the “Small Cap Fund” or the “Fund”) seeks to provide long-term capital appreciation.
SouthernSun U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SouthernSun U.S. Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SouthernSun U.S. Equity Fund (the “U.S. Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation.